INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments
The following table provides a rollforward of the carrying amount of Total Produce’s 45.0% investment in Legacy Dole as of September 30, 2021:

Amount
(U.S.Dollars in thousands)
Carrying amount as of December 31, 2020	$340,485
Share of net income	38,874
Share of other comprehensive income	2,096
Share of notes and interest issued to affiliates	469
Impairment	(122,924)
Equity method investment becoming subsidiary	(259,000)
Carrying amount as of September 30, 2021	$—
The following table provides a reconciliation to equity method earnings in the condensed consolidated statements of operations for the three and nine months ended September 30, 2021:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(U.S. Dollars in thousands)
Share in equity method earnings – other than Legacy Dole	$2,640	$8,565
Share in equity method earnings – Legacy Dole up to Acquisition Date	(2,578)	38,874
Deferred income tax expense related to Legacy Dole	—	(10,441)
Share in equity method earnings	62	36,998

Impairment of original investment in Legacy Dole	(122,924)	(122,924)
Gain on preexisting contractual arrangements with Legacy Dole	93,000	93,000
Gain on release of deferred tax reserves attributable to Legacy Dole	20,124	20,124
Gain on release of Legacy Dole indemnities	4,403	4,403
Gain on release of accumulated other comprehensive loss attributable to Legacy Dole	3,465	3,465
Other	(53)	(53)
Net loss on step-up acquisition of Legacy Dole	(1,985)	(1,985)

Gain on step-up acquisition of other equity method investments	5,304	7,909
Gain on disposal of equity method investment	—	1,096
Equity method earnings	$3,381	$44,018
Summarized financial information for Legacy Dole for the period from January 1, 2021 to July 29, 2021 are as follows in the table below. Unless otherwise noted, the historical results included herein represent Legacy Dole’s operations rather than the share that was attributable to the Company.

Period Ended
July 29, 2021
Summary Statement of Operations:	(U.S. Dollars in thousands)
Revenues, net	$2,878,597
Cost of sales	(2,601,253)
Gross profit	277,344
Selling, marketing, general and administrative expenses	(124,417)
Net interest expense	(36,998)
Equity method earnings	27
Other income, net	2,859
Income before income taxes	118,815
Income tax expense	(30,557)
Less: Net income attributable to noncontrolling interests	(1,872)
Net income attributable to Legacy Dole equity shareholders	86,386
Dole plc share of net income attributable to equity shareholders	$38,874
The following table presents sales to and purchases from other investments in unconsolidated affiliates for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(U.S. Dollars in thousands)
Sales	$26,592	$30,200	$82,057	$89,000
Purchases	40,709	42,400	119,762	130,300
The following tables presents amounts due from and to investments in unconsolidated affiliates as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$11,527	$21,389
Amounts due from investments in unconsolidated affiliates presented within other receivables	7,579	—
Amounts due to investments in unconsolidated affiliates presented within accounts payable	8,733	13,897
Amounts due from investments in unconsolidated affiliates presented within other assets	7,753	9,314